Ordinary Shares (Details) - USD ($)											6 Months Ended
		Jun. 04, 2026	Jun. 02, 2026	May 04, 2026	Mar. 27, 2026	Mar. 25, 2026	Mar. 24, 2026	Mar. 19, 2026	Mar. 12, 2026	Nov. 24, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Ordinary Shares [Line Items]
Price per share			$ 2
Reverse split		1-for-25		1-for-3		1-for-50
Aggregate offering price									$ 100,000,000
Gross proceeds											$ 10,417,994
Deduction amount			$ 8,000,000		$ 3,000,000
Aggregate shares issued			19,150,000		34,196,667
Exercise price			$ 4.5678
Net proceeds			$ 7,157,489		$ 2,449,987
Exercisable price											$ 3.8
Post Reverse Splits [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value					$ 0.375
Shares of post reverse split							1,561	3
Aggregate shares issued			766,000		26,667
Pre-Funded Warrants [Member]
Ordinary Shares [Line Items]
Price per share					$ 0.0299
2025 Annual General Meeting [Member]
Ordinary Shares [Line Items]
Number of shares issued										2,568,192,000
Share capital										$ 50,000
Ordinary shares, shares authorized										431,808,000
Preferred shares, shares authorized										10,000,000
Preferred shares, par value										$ 0.0001
Preferred value										$ 316,000
Preference shares value										$ 10,000,000
Preference shares per value										$ 0.0001
Ordinary Shares [Member]
Ordinary Shares [Line Items]
Shares issued			4,000,000
Minimum [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value		$ 0.015
Minimum [Member] | Post Reverse Splits [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value				$ 0.005
Maximum [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value		$ 0.375		$ 0.015
Class A Ordinary Share [Member]
Ordinary Shares [Line Items]
Price per share					$ 0.03
Ordinary shares, par value	[1]										$ 0.375		$ 0.375
Share capital	[1]										$ 299,948		$ 2,111
Ordinary shares, shares authorized	[1]										800,000		800,000
Shares issued	[1]										799,861		5,629
Warrant purchase shares					1,500,000
Gross proceeds							$ 799,911	$ 10,637
Class A Ordinary Share [Member] | Sales Agreement [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value			$ 0.015						$ 0.0001
Class A Ordinary Share [Member] | Pre-Funded Warrants [Member]
Ordinary Shares [Line Items]
Warrant purchase shares					98,500,000
Class A Ordinary Share [Member] | 2025 Annual General Meeting [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value										$ 0.0001
Ordinary shares, shares authorized										58,192,000
Conversion of shares										3,000,000,000
Class A Ordinary Share [Member] | Ordinary Shares [Member]
Ordinary Shares [Line Items]
Number of shares issued	[2]										794,232
Shares issued							5,852,011	10,000
Class A Ordinary Share [Member] | Minimum [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value			0.015		$ 0.0001	$ 0.0001				$ 0.015
Class A Ordinary Share [Member] | Maximum [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value			$ 0.375		0.005	$ 0.005				$ 0.375
Class A Ordinary Share [Member] | Median [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value					$ 0.015
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Number of shares issued										91,808,000
Ordinary shares, par value											$ 0.0001		$ 0.0001
Share capital											$ 819		$ 819
Ordinary shares, shares authorized											150,000,000		150,000,000
Shares issued											8,192,000		8,192,000
Class B Ordinary Shares [Member] | 2025 Annual General Meeting [Member]
Ordinary Shares [Line Items]
Number of shares issued										150,000,000
Ordinary shares, par value										$ 0.0001
Preferred shares, par value										$ 0.0001

[1]	The shares data are presented on a retroactive basis to reflect the 1-for-25 reverse share split of the Class A ordinary shares effective on July 6, 2026 (Notes 14 and 19).
[2]	The shares data are presented on a retroactive basis to reflect the 1-for-25 reverse share split of the Class A ordinary shares effective on July 6, 2026 (Notes 14 and 19).